Purchases and other expenses - Provisions for litigation - Additional information (Details) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Orange Polska and subsidiaries [member] | POLAND
Disclosure of operating segments [line items]
Fines paid	€ 152